Vanguard® Utilities Index Fund
Schedule of Investments (unaudited)
As of May 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.6%)
Electric Utilities (61.2%)
	NextEra Energy Inc.	12,931,618	913,490
	Constellation Energy Corp.	1,968,153	602,550
	Southern Co.	6,602,875	594,259
	Duke Energy Corp.	4,881,079	574,601
	American Electric Power Co. Inc.	3,354,400	347,147
	Exelon Corp.	6,341,682	277,893
	Xcel Energy Inc.	3,618,372	253,648
	PG&E Corp.	13,805,479	233,036
	Entergy Corp.	2,720,010	226,522
	NRG Energy Inc.	1,279,400	199,458
	PPL Corp.	4,642,542	161,328
	Eversource Energy	2,305,956	149,449
	FirstEnergy Corp.	3,444,148	144,448
	Edison International	2,418,676	134,599
	Alliant Energy Corp.	1,613,617	100,415
	Evergy Inc.	1,444,886	95,955
	Pinnacle West Capital Corp.	748,886	68,321
	OGE Energy Corp.	1,264,694	56,241
	IDACORP Inc.	339,343	40,365
	TXNM Energy Inc.	582,073	32,998
	Portland General Electric Co.	687,919	29,168
	ALLETE Inc.	364,094	23,681
*,1	Oklo Inc.	393,632	20,752
	MGE Energy Inc.	229,541	20,732
	Otter Tail Corp.	236,735	18,271
*	Hawaiian Electric Industries Inc.	1,083,650	11,573
	Genie Energy Ltd. Class B	87,945	1,859
			5,332,759
Gas Utilities (4.6%)
	Atmos Energy Corp.	926,079	143,246
	UGI Corp.	1,349,416	48,660
	National Fuel Gas Co.	540,378	44,603
	New Jersey Resources Corp.	630,008	28,911
	ONE Gas Inc.	376,472	28,145
	Spire Inc.	366,527	27,592
	Southwest Gas Holdings Inc.	361,083	25,937
	MDU Resources Group Inc.	1,219,451	20,962
	Chesapeake Utilities Corp.	144,566	17,664
	Northwest Natural Holding Co.	252,813	10,358
			396,078
Independent Power and Renewable Electricity Producers (5.7%)
	Vistra Corp.	2,136,807	343,107
*	Talen Energy Corp.	228,709	55,794
	AES Corp.	4,472,187	45,124
	Ormat Technologies Inc. (XNYS)	361,720	26,887
	Clearway Energy Inc. Class C	518,506	15,954
	Clearway Energy Inc. Class A	219,483	6,332
	XPLR Infrastructure LP	587,710	5,184
*	Montauk Renewables Inc.	450,562	829
*,1	Sunnova Energy International Inc.	710,334	154
			499,365
Multi-Utilities (24.7%)
	Sempra	4,095,222	321,843
	Dominion Energy Inc.	5,353,469	303,381
	Public Service Enterprise Group Inc.	3,131,875	253,776
	Consolidated Edison Inc.	2,262,711	236,431
	WEC Energy Group Inc.	2,004,430	215,356
	DTE Energy Co.	1,303,584	178,135
	Ameren Corp.	1,697,056	164,411

		Shares	Market Value ($000)
	CenterPoint Energy Inc.	4,094,027	152,462
	CMS Energy Corp.	1,878,977	131,960
	NiSource Inc.	2,956,233	116,889
	Black Hills Corp.	452,758	26,473
	Northwestern Energy Group Inc.	385,315	21,319
	Avista Corp.	504,409	19,425
	Unitil Corp.	102,041	5,595
			2,147,456
Water Utilities (3.4%)
	American Water Works Co. Inc.	1,225,037	175,143
	Essential Utilities Inc.	1,644,295	63,355
	American States Water Co.	241,931	19,081
	California Water Service Group	373,756	17,660
	H2O America	203,831	10,697
	Middlesex Water Co.	112,446	6,516
	York Water Co.	90,283	2,949
	Consolidated Water Co. Ltd.	94,778	2,562
	Artesian Resources Corp. Class A	58,854	2,030
			299,993
Total Common Stocks (Cost $7,206,105)			8,675,651
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2,3]	Vanguard Market Liquidity Fund, 4.342% (Cost $10,464)	104,648	10,464
Total Investments (99.7%) (Cost $7,216,569)			8,686,115
Other Assets and Liabilities—Net (0.3%)			28,120
Net Assets (100.0%)			8,714,235
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,603.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $8,014 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Atmos Energy Corp.	8/29/25	BANA	10,982	(4.332)	50	—
Southern Co.	8/29/25	BANA	25,830	(4.332)	—	(28)
					50	(28)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	8,675,651	—	—	8,675,651
Temporary Cash Investments	10,464	—	—	10,464
Total	8,686,115	—	—	8,686,115
Derivative Financial Instruments
Assets
Swap Contracts	—	50	—	50
Liabilities
Swap Contracts	—	(28)	—	(28)